OTHER RESERVES	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [text block] [Abstract]
OTHER RESERVES
34 OTHER RESERVES

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Other reserves comprise:
Merger reserve	6,348	6,348	6,348	—	—	—
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(558)	(538)	(379)	14	103	281
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	—	—	—	—	—	—
Cash flow hedging reserve	1,507	1,556	1,110	1,367	1,607	1,268
Foreign currency translation reserve	(116)	(116)	(114)	1	—	(6)
At 31 December	7,181	7,250	6,965	1,382	1,710	1,543
The merger reserve arose on the transfer of HBOS plc from the Bank’s ultimate holding company in January 2010.
The revaluation reserve in respect of debt securities held at fair value through other comprehensive income represents the cumulative after tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedging reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.
Movements in other reserves were as follows:

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Merger reserve
At 1 January and 31 December	6,348	6,348	6,348	—	—	—

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(538)	(379)	(195)	103	281	483

Change in fair value	46	(34)	(31)	12	(50)	(58)
Deferred tax	29	11	31	(8)	13	34
Current tax	(2)	—	—	—	—	—
	73	(23)	—	4	(37)	(24)
Income statement transfers in respect of disposals (note 8)	(145)	(196)	(268)	(138)	(201)	(258)
Deferred tax	47	61	84	44	61	80
	(98)	(135)	(184)	(94)	(140)	(178)
Impairment recognised in the income statement	5	(1)	—	1	(1)	—
At 31 December	(558)	(538)	(379)	14	103	281

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	—	—	(35)	—	—	(42)

Change in fair value	—	—	(98)	—	—	(102)
Deferred tax	(16)	12	22	4	12	—
Current tax	—	—	—	—	—	—
	(16)	12	(76)	4	12	(102)
Realised gains and losses transferred to retained profits	—	—	132	—	—	144
Deferred tax	16	(12)	(21)	(4)	(12)	—
Current tax	—	—	—	—	—	—
	16	(12)	111	(4)	(12)	144
At 31 December	—	—	—	—	—	—

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Cash flow hedging reserve
At 1 January	1,556	1,110	1,573	1,607	1,268	1,554
Change in fair value of hedging derivatives	709	1,166	91	85	892	255
Deferred tax	(229)	(290)	(43)	(66)	(217)	(72)
	480	876	48	19	675	183
Income statement transfers	(727)	(580)	(691)	(355)	(448)	(628)
Deferred tax	198	150	180	96	112	159
	(529)	(430)	(511)	(259)	(336)	(469)
At 31 December	1,507	1,556	1,110	1,367	1,607	1,268

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Foreign currency translation reserve
At 1 January	(116)	(114)	(207)	—	(6)	76
Currency translation differences arising in the year	—	(2)	(15)	1	6	2
Income statement transfers	—	—	108	—	—	(84)
At 31 December	(116)	(116)	(114)	1	—	(6)